Premises and Equipment (Summary of Premises and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 72,499	$ 64,226
Construction in progress	2,498	1,849
Buildings and improvements	135,840	114,081
Leasehold improvements	5,158	5,147
Equipment	51,548	36,212
Gross premises and equipment	267,543	221,515
Accumulated depreciation	(41,789)	(34,982)
Premises and equipment, net	$ 225,754	$ 186,533